Debt (Tables)	6 Months Ended
Jun. 30, 2024
Debt
Schedule of debt

	June 30,	December 31,
Skr mn	2024	2023
Currency-related contracts	5,206	6,368
Interest rate-related contracts	321,620	307,626
Equity-related contracts	195	3,594
Contracts related to commodities, credit risk, etc.	147	148
Total debt	327,168	317,736
of which denominated in:
Skr	22,422	17,029
USD	209,782	200,222
EUR	61,246	61,325
AUD	12,044	11,934
GBP	9,654	9,304
JPY	3,995	8,139
Other currencies	8,025	9,783